STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Stock Options [Abstract]
Purchase common shares

At December 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	2,100,000		$0.10
Granted	1,800,000		0.27
Exercised	(850,000)
Cancelled	(100,000)	$
Balance outstanding at December 31, 2012	2,950,000		$0.14
Balance exercisable at December 31, 2012	1,137,500	$

At March 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-		$-
Granted	2,100,000		0.10
Exercised
Cancelled		$
Balance outstanding at March 31, 2012	2,100,000		$0.10
Balance exercisable at March 31, 2012	984,329	$

Stock option activity

A summary of the Company’s stock option activity for the period ended December 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, December 31, 2012	1,750,000	$0.10	$1.00	183.83%
	100,000	$0.27	$0.27	228.36%
	1,100,000	$0.28	$0.27	228.36%
	2,950,000
Exercisable, December 31, 2012	887,500	$0.10	$1.00	183.83%
	250,000	$0.28	$0.27	228.36%
	1,137,500

A summary of the Company’s stock option activity for the period ended March 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, March 31, 2012	2,100,000	$0.10	$1.00	183.83%

Exercisable, March 31, 2012	984,329	$0.10	$1.00	183.83%